BORROWINGS - Carrying amount repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Total borrowings	$ 256,757	$ 249,729
Less: amounts repayable within one year shown under current liabilities	49,700	19,702
Amounts shown under non-current liabilities	207,057	230,027
Within one year
BORROWINGS
Total borrowings	49,700	19,702
1-2 years
BORROWINGS
Total borrowings	14,821	17,593
More than two years but not exceeding five years
BORROWINGS
Total borrowings	44,366	46,881
More than five years
BORROWINGS
Total borrowings	$ 147,870	$ 165,553